Leases (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	$ 1,531
Additions and contact modifications	74
Payment	(233)
Interest	62
Translation adjustment	27
Lease liabilities, ending	1,452
Transfer to held for sale	(9)
Current liabilities	14,655	$ 13,891
Non-current liabilities	38,550	35,645
Lease liabilities	1,452	1,531
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Current liabilities	197	182
Non-current liabilities	1,255	$ 1,349
Ports [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	690
Additions and contact modifications	24
Payment	(66)
Interest	31
Translation adjustment	3
Lease liabilities, ending	682
Vessels [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	441
Additions and contact modifications	4
Payment	(63)
Interest	15
Translation adjustment
Lease liabilities, ending	397
Pelletizing Plants [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	222
Additions and contact modifications	24
Payment	(64)
Interest	9
Translation adjustment	16
Lease liabilities, ending	207
Properties [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	105
Additions and contact modifications	12
Payment	(27)
Interest	4
Translation adjustment	8
Lease liabilities, ending	102
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	52
Additions and contact modifications
Payment	(6)
Interest	3
Translation adjustment
Lease liabilities, ending	49
Mning Equipment And Locomotives [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	21
Additions and contact modifications	10
Payment	(7)
Interest
Lease liabilities, ending	15
Transfer to held for sale	$ (9)